UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    North Run Capital, LP
Address: One International Place
         Suite 2401
         Boston, Massachusetts  02110

13F File Number:  028-11182

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas B. Ellis and Todd B. Hammer
Title:     Members of North Run Advisors, LLC,
           the General Partner of North Run Capital, LP
Phone:     617.310.6130

Signature, Place, and Date of Signing:

*
______________________________________________
 /s/ Thomas B. Ellis     Boston, Massachusetts     May 10, 2013

*
______________________________________________
/s/ Todd B Hammer        Boston, Massachusetts     May 10, 2013


*   By:  /s/ SARAH L. FILION
______________________________________________
SARAH L. FILION, Attorney-in-Fact



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    $807,201 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCRETIVE HEALTH INC           COM              00438V103    24097  2371739 SH       SOLE                  2371739
ACXIOM CORP                    COM              005125109     6650   325976 SH       SOLE                   325976
ADOBE SYS INC                  COM              00724F101    40247   925000 SH       SOLE                   925000
AETNA INC NEW                  COM              00817Y108    54954  1075000 SH       SOLE                  1075000
ALIMERA SCIENCES INC           COM              016259103     6123  1994600 SH       SOLE                  1994600
ALLEGHENY TECHNOLOGIES INC     COM              01741R102    35912  1132509 SH       SOLE                  1132509
ALLSCRIPTS HEALTHCARE SOLUTN   COM              01988P108    25135  1849488 SH       SOLE                  1849488
BODY CENT CORP                 COM              09689U102    14100  1500000 SH       SOLE                  1500000
BOSTON SCIENTIFIC CORP         COM              101137107    56623  7250000 SH       SOLE                  7250000
BROOKDALE SR LIVING INC        COM              112463104     8236   295400 SH       SOLE                   295400
CHRISTOPHER & BANKS CORP       COM              171046105    12860  2000000 SH       SOLE                  2000000
CIT GROUP INC                  COM NEW          125581801    43480  1000000 SH       SOLE                  1000000
DELIA'S INC NEW                COM              246911101     2573  2598048 SH       SOLE                  2598048
GENERAL MTRS CO                COM              37045V100    53971  1940000 SH       SOLE                  1940000
GLOBAL POWER EQUIPMENT GRP I   COM PAR $0.01    37941P306     5085   288580 SH       SOLE                   288580
HEALTH NET INC                 COM              42222G108    69518  2429000 SH       SOLE                  2429000
HOSPIRA INC                    COM              441060100    60736  1850000 SH       SOLE                  1850000
LEAR CORP                      COM NEW          521865204    32373   590000 SH       SOLE                   590000
LIBERTY INTERACTIVE CORP       INT COM SER A    53071M104    43829  2050000 SH       SOLE                  2050000
LIFE TECHNOLOGIES CORP         COM              53217V109    45241   700000 SH       SOLE                   700000
LORAL SPACE & COMMUNICATNS I   COM              543881106     8244   133225 SH       SOLE                   133225
MCG CAPITAL CORP               COM              58047P107    15535  3250000 SH       SOLE                  3250000
NEW YORK & CO INC              COM              649295102    20450  5000000 SH       SOLE                  5000000
NEXSTAR BROADCASTING GROUP I   CL A             65336K103    10440   580000 SH       SOLE                   580000
PSIVIDA CORP                   COM              74440J101     2189   960000 SH       SOLE                   960000
SANOFI                         RIGHT 12/31/2020 80105N113    10221  5742288 SH       SOLE                  5742288
SPARK NETWORKS INC             COM              84651P100     9282  1318525 SH       SOLE                  1318525
TRIPLE-S MGMT CORP             CL B             896749108    23253  1334842 SH       SOLE                  1334842
VERINT SYS INC                 COM              92343X100    22844   625000 SH       SOLE                   625000
XEROX CORP                     COM              984121103    43000  5000000 SH       SOLE                  5000000